Credit facilities and long-term debt - Undrawn Borrowing Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 334,290	$ 254,623
Expiring within one year
Disclosure of detailed information about borrowings [line items]
Total	181,540	132,864
Expiring beyond one year
Disclosure of detailed information about borrowings [line items]
Total	$ 152,750	$ 121,759